Calculation of Basic and Diluted Net Loss Per Share (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Numerator
Net income (loss)	$ 4,011	$ (2,106)	$ (5,854)	$ (4,372)	$ (5,959)
Denominator:
Weighted-average common shares			5,049	4,956	4,752
Basic and diluted loss per share			$ (1.16)	$ (0.88)	$ (1.25)